SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

COMMON STOCK
Australia — 6.0%
AGL Energy Ltd.	230,313	$1,609
GrainCorp Ltd., Class A	262,593	1,193
Helia Group Ltd.	285,618	790
JB Hi-Fi Ltd.	77,039	4,419
New Hope Corp. Ltd.	203,473	625
Perenti Ltd.	1,038,785	897
Perseus Mining Ltd.	438,197	697
Pro Medicus Ltd.	13,775	2,133
Worley Ltd.	75,640	641
Yancoal Australia Ltd.	201,077	809
		13,813
Austria — 1.0%
Raiffeisen Bank International AG	115,900	2,368

Belgium — 0.4%
Proximus SADP	163,090	849

Brazil — 0.5%
Cia de Saneamento de Minas Gerais Copasa MG	308,183	1,039

Canada — 6.6%
AGF Management Ltd., Class B	423,754	3,145
Atco Ltd., Class I	21,600	715
B2Gold Corp.	339,300	831
Celestica Inc. [1]	52,771	4,870
Finning International Inc.	32,906	872
RioCan Real Estate Investment Trust [2]	58,700	747
Russel Metals Inc.	83,751	2,453
Tamarack Valley Energy Ltd.	197,300	657
Whitecap Resources Inc.	109,200	775
		15,065
China — 2.9%
FinVolution Group ADR	644,501	4,376
Hello Group Inc. ADR	165,668	1,277
Weibo Corp. ADR	96,329	920
		6,573
Denmark — 1.0%
Bavarian Nordic A [1]	27,789	731
D/S Norden A/S	24,332	723
ISS A	49,156	899
		2,353

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

France — 0.5%
Valeo	106,169	$1,024

Germany — 1.8%
CTS Eventim AG & Co. KGaA	6,343	536
HOCHTIEF AG	6,939	932
TUI AG [1]	310,144	2,689
		4,157
Hong Kong — 0.6%
Kerry Properties Ltd.	701,165	1,405

India — 7.0%
CESC Ltd.	588,734	1,279
Cyient Ltd.	25,927	556
Glenmark Pharmaceuticals Ltd.	44,928	844
KPIT Technologies Ltd.	222,477	3,806
LIC Housing Finance Ltd.	178,618	1,248
National Aluminium Co. Ltd.	1,399,883	3,461
Power Finance Corp. Ltd.	745,148	3,904
Redington Ltd. [1]	334,057	781
		15,879
Indonesia — 0.6%
Indo Tambangraya Megah Tbk PT	865,400	1,436

Israel — 2.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	397,489	568
Tower Semiconductor Ltd. [1]	18,838	979
ZIM Integrated Shipping Services Ltd.	178,588	3,834
		5,381
Italy — 6.2%
A2A SpA	754,705	1,676
Banca Monte dei Paschi di Siena SpA	592,025	4,197
Buzzi SpA	23,211	857
Hera SpA	213,369	759
Iveco Group NV	235,683	2,281
Unipol Gruppo SpA	358,710	4,480
		14,250
Japan — 27.0%
Adastria Co. Ltd.	46,000	1,008
Alfresa Holdings Corp.	48,700	666
Alps Electric Co. Ltd.	129,000	1,305
BIPROGY Inc.	24,200	726
Chugoku Electric Power Co. Inc.	197,500	1,140
Credit Saison Co. Ltd.	159,200	3,707
Daicel Corp.	66,100	584

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Japan — (continued)
Daiwa House REIT Investment Corp., Class REIT [2]	580	$854
Electric Power Development Co. Ltd.	52,700	860
GLP J-Reit, Class REIT [2]	1,174	920
GungHo Online Entertainment Inc.	73,000	1,539
H.U. Group Holdings Inc.	73,800	1,196
Hanwa Co. Ltd.	32,900	1,032
IDOM Inc.	114,800	817
INFRONEER Holdings Inc.	76,500	591
J Front Retailing Co. Ltd.	129,500	1,725
Japan Petroleum Exploration Co. Ltd.	105,800	768
JTEKT Corp.	115,100	853
Kakaku.com Inc.	71,600	1,091
Kintetsu Group Holdings Co. Ltd.	68,300	1,433
Konica Minolta Inc.	175,100	727
Kuraray Co. Ltd.	119,600	1,713
Macnica Holdings Inc.	89,900	1,036
Mazda Motor Corp.	85,200	581
Mebuki Financial Group Inc.	144,800	587
Medipal Holdings Corp.	45,300	682
Mitsubishi Motors Corp.	1,079,000	3,606
Mitsui Mining & Smelting Co. Ltd.	38,500	1,129
Mixi Inc.	69,500	1,338
NGK Insulators Ltd.	68,800	869
NHK Spring Co. Ltd.	88,600	1,109
NOF Corp.	53,500	742
Nomura Real Estate Holdings Inc.	23,100	570
Nomura Real Estate Master Fund Inc., Class REIT [2]	865	756
NS United Kaiun Kaisha Ltd.	39,300	1,005
Oji Holdings Corp.	234,500	896
PeptiDream Inc. [1]	43,300	719
Persol Holdings Co. Ltd.	677,800	1,015
Sankyo Co. Ltd.	235,800	3,175
Santen Pharmaceutical Co. Ltd.	113,900	1,166
Sanwa Holdings Corp.	42,600	1,177
Sega Sammy Holdings Inc.	44,800	868
Shimamura Co. Ltd.	27,900	1,552
SKY Perfect JSAT Holdings Inc.	144,600	825
Sugi Holdings Co. Ltd.	38,000	595
Sundrug Co. Ltd.	24,900	633
Suzuken Co. Ltd.	22,900	684
Taiheiyo Cement Corp.	38,500	868
Tohoku Electric Power Co. Inc.	179,300	1,345
Tokyo Steel Manufacturing Co. Ltd.	150,800	1,426

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Japan — (continued)
Tokyu Fudosan Holdings Corp.	227,400	$1,388
Transcosmos Inc.	37,000	783
Valor Co. Ltd.	72,100	999
Yamada Holdings Co. Ltd.	370,300	1,062
Yamazaki Baking Co. Ltd.	40,700	758
Zeon Corp.	58,600	553
		61,752
Netherlands — 0.5%
Signify NV	52,644	1,177

Norway — 0.9%
Europris ASA	119,247	762
MPC Container Ships ASA	752,402	1,372
		2,134
Saudi Arabia — 0.6%
Jamjoom Pharmaceuticals Factory Co.	17,618	713
United Electronics Co.	26,146	628
		1,341
Singapore — 2.9%
Hafnia Ltd.	187,273	1,002
Mapletree Pan Asia Commercial Trust [2]	1,249,800	1,107
Sembcorp Industries Ltd.	178,600	722
Suntec Real Estate Investment Trust [2]	619,800	531
Yangzijiang Shipbuilding Holdings Ltd.	1,506,200	3,298
		6,660
South Africa — 0.3%
Growthpoint Properties Ltd. [2]	898,605	606

South Korea — 5.5%
BNK Financial Group Inc.	123,260	861
Hanwha Industrial Solutions Co. Ltd. [1]	175,360	3,673
Hugel Inc. [1]	3,303	623
Hyundai Marine & Fire Insurance Co. Ltd.	56,808	950
JB Financial Group Co. Ltd.	118,519	1,303
Kangwon Land Inc.	51,923	561
LS Corp.	16,741	1,057
LX INTERNATIONAL CORP.	87,438	1,595
Samsung Securities Co. Ltd.	20,069	587
SOOP Co. Ltd.	9,356	573
Youngone Corp.	27,157	777
		12,560
Spain — 0.7%
Indra Sistemas S.A.	44,794	793

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Spain — (continued)
Logista Integral S.A.	28,151	$851
		1,644
Sweden — 0.2%
Elekta AB, Class B	99,190	548

Switzerland — 0.3%
Galenica AG	8,387	687

Taiwan — 10.7%
Arcadyan Technology Corp.	168,000	899
Chicony Electronics Co. Ltd.	224,000	1,039
Chroma ATE Inc.	127,000	1,584
Elan Microelectronics Corp.	123,000	567
Getac Holdings Corp.	180,000	582
International Games System Co. Ltd.	106,000	3,149
King Slide Works Co. Ltd.	26,000	1,229
Lotes Co. Ltd.	44,000	2,624
Powertech Technology Inc.	215,000	800
Primax Electronics Ltd.	278,000	644
Radiant Opto-Electronics Corp.	347,000	2,080
Simplo Technology Co. Ltd.	350,000	4,238
Sitronix Technology Corp.	94,000	609
T3EX Global Holdings Corp.	321,000	782
Tripod Technology Corp.	281,000	1,693
United Integrated Services Co. Ltd.	85,000	1,250
WT Microelectronics Co. Ltd.	211,000	708
		24,477
Thailand — 1.8%
Com7, Class F	874,000	669
Regional Container Lines PCL	2,453,400	2,032
Sansiri PCL	25,315,300	1,337
		4,038
Turkey — 1.2%
Dogus Otomotiv Servis ve Ticaret AS	185,690	1,017
Is Gayrimenkul Yatirim Ortakligi AS [1,2]	1,459,199	774
Turk Traktor ve Ziraat Makineleri AS	42,103	893
		2,684
United Kingdom — 6.6%
Balfour Beatty PLC	163,136	929
Beazley PLC	186,186	1,903
Computacenter PLC	22,297	593
Drax Group PLC	158,518	1,286
easyJet PLC	282,516	1,981
Games Workshop Group PLC	4,661	777

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

United Kingdom — (continued)
IG Group Holdings PLC	92,871	$1,151
Inchcape PLC	112,335	1,082
Investec PLC	98,507	671
JET2 PLC	61,579	1,220
Keller Group PLC	89,060	1,617
Serco Group PLC	276,174	523
Zigup PLC	322,697	1,299
		15,032
Total Common Stock
(Cost $203,477) — 96.7%		220,932

EXCHANGE TRADED FUND
Vanguard FTSE All World ex-US Small-Cap ETF	29,215	3,344

Total Exchange Traded Fund
(Cost $3,434) — 1.5%		3,344

PREFERENCE STOCK
Brazil — 0.5%
Metalurgica Gerdau SA, Class A	730,700	1,212

Total Preference Stock
(Cost $1,642) — 0.5%		1,212

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust:
Government & Agency Portfolio, Institutional Class, 4.42% *	2,106,638	2,107

Total Short-Term Investment
(Cost $2,107) — 0.9%		2,107

Total Investments — 99.6%
(Cost $210,660)		227,595

Other Assets in Excess of Liabilities — 0.4%		900

Net Assets — 100.0%		$228,495

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

*	The rate reported is the 7-day effective yield as of December 31, 2024.

[1]	Non-income producing security.

[2]	Real Estate Investment Trust.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

FTSE	Financial Times London Stock Exchange

REIT	Real Estate Investment Trust

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$13,813	$—	$—	$13,813
Austria	—	2,368	—	2,368
Belgium	849	—	—	849
Brazil	1,039	—	—	1,039
Canada	15,065	—	—	15,065
China	6,573	—	—	6,573
Denmark	—	2,353	—	2,353
France	1,024	—	—	1,024
Germany	—	4,157	—	4,157
Hong Kong	1,405	—	—	1,405
India	15,879	—	—	15,879
Indonesia	1,436	—	—	1,436
Israel	5,381	—	—	5,381
Italy	—	14,250	—	14,250
Japan	—	61,752	—	61,752
Netherlands	1,177	—	—	1,177
Norway	—	2,134	—	2,134
Saudi Arabia	1,341	—	—	1,341
Singapore	5,658	1,002	—	6,660
South Africa	606	—	—	606
South Korea	—	12,560	—	12,560
Spain	1,644	—	—	1,644
Sweden	—	548	—	548
Switzerland	—	687	—	687
Taiwan	24,477	—	—	24,477
Thailand	—	4,038	—	4,038
Turkey	2,684	—	—	2,684

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2024 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
United Kingdom	$15,032	$—	$—	$15,032
Total Common Stock	115,083	105,849	—	220,932
Exchange Traded Fund	3,344	—	—	3,344
Preference Stock
Brazil	1,212	—	—	1,212
Total Preference Stock	1,212	—	—	1,212
Short-Term Investment	2,107	—	—	2,107
Total Investments in Securities	$121,746	$105,849	$—	$227,595

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-2100